STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 10 – STOCKHOLDERS’ DEFICIT

On July 9, 2021, 600,000 shares of common stock were issued per the two consulting agreements entered on July 9, 2020, and October 16, 2020, for fundraising services. The value of the shares for both agreements is $210,000 and will be expensed over the renewable three-month term of the agreement.

On August 17, 2021, the Company conducted the closing of a private placement offering to accredited investors of the Company’s units at a price of $0.275 per unit, with each unit consisting of: (i) one  share of the Company’s common stock, (ii) a five-year, immediately exercisable warrant (“Warrant A”) to purchase one share of common stock at an exercise price of $0.33 per share (“Exercise Price”) and (iii) an additional five-year, immediately exercisable warrant to purchase one  share of common stock at the Exercise Price (“Warrant B”). The Warrant A and Warrant B are identical, except that the Warrant B has a call feature in favor of the Company, as defined in the offering agreements. In connection with the closing, the Company entered into definitive securities purchase agreements with 19 accredited investors and issued an aggregate of 19,398,144 shares of common stock, Warrant A to purchase up to an aggregate of 19,398,144 shares of common stock, and Warrant B to purchase up to an aggregate of 19,398,144 shares of Common Stock (for an aggregate of 38,796,288 Warrant Shares), for aggregate gross proceeds to the Company of approximately $5,334,490. The Company expensed a total of $611,603 in related costs to the offering which has been capitalized and offset to the gross proceeds recorded in additional paid in capital.

The Company sold 19,398,144 and 20,583,813 restricted common shares to various investors for the three and nine months ended September 30, 2021 (including the shares sold in the Offering described above), for cash proceeds totaling $4,722,886 and $5,054,662, respectively. The Company sold 163,043 and 6,203,657 restricted common shares to various investors for the three and nine months ended September 30, 2020, for cash proceeds totaling $30,000 and $646,667, respectively.

NOTE 10 – STOCKHOLDERS’ DEFICIT

In April 2020, the Company issued 4,166,667 restricted common shares, par value $.001 per share, in exchange for the $416,667 received in the prior period from investors. The investors also received 4,000,000 five-year warrants with an exercise price of $0.30 per share and 16,667 five-year warrants with an exercise price of $0.40 per share.

Additionally, 1,300,000 restricted common shares were returned to the Company upon fully satisfying the debt with Labrys Fund. See Note 5 for information regarding this note payable.

In June 2020, the Company received $200,000 from investors in exchange for 912,409 restricted common shares, par value $.001 per share, for $0.1096 per share and 961,538 restricted common shares, par value $.001 per share, for $0.104 per share. Both investors received equal amounts of five-year warrants with an exercise price to be determined as the greater of: (a) three times the purchase price for the common shares pursuant to the subscription agreement; or (b) the price equal to 80% of the lowest open market closing price of the common shares during the twenty trading days preceding the 120th calendar day after the purchase date.

On August 5, 2020, an accredited investor received 163,043 restricted common shares and 163,043 five-year warrants with an exercise price of $0.54 per share in exchange for $30,000.

On September 25, 2020, an accredited investor exercised his warrants at an exercise price of $0.075. The investor received 500,000 restricted common shares in exchange for $37,500.

On September 28, 2020, the Company received $90,000 from an accredited investor to purchase 300,000 restricted common stock. On October 5, 2020, an accredited investor received 300,000 restricted common shares in exchange for $90,000.

On October 14, 2020, an accredited investor received 166,667 restricted common shares in exchange for $50,000.

On October 16, 2020, 600,000 shares were issued per the consulting agreement entered on July 9, 2020 for fundraising services. The value of the shares is $174,000 and will be expensed over the six-month term of the agreement.

On October 27, 2020, an accredited investor received 133,333 restricted common shares in exchange for $40,000.

On November 10, 2020, the Board of Directors approved offering the current holders of our warrants a discounted exercise price to their current exercise price if they exercised the warrant within a certain time period. The offer to the current holders of our warrant commenced on November 10, 2020 and extended through December 4, 2020 providing warrants holders with declining discounts on their exercise price per share in an effort to raise the capital required. In December, the Company issued 6,590,340 restricted common shares in exchange for $612,576 from discounted exercise of warrants and 1,601,632 restricted common shares in exchange for $320,325 from discounted private placements. In connection with the issuance of common stock, $663,501 was recognized as a deemed dividend, which represents the intrinsic value of the discounted exercise price of the warrants exercised as the holders of the warrants are also common shareholders.

During the year ended December 31, 2020, the Company issued 8,385,289 restricted common shares for proceeds received in the amount of $1,142,992 from the sale of stock from accredited investors and related parties; 7,110,340 restricted common shares for proceeds in the amount of $654,076 from the exercise of warrants; 9,305,426 restricted common shares from the conversion of debt and accrued interest in the amount of $1,104,476; and 600,000 restricted common shares for payment of services. The Company also received 1,300,000 shares in return originally issued as a loan commitment fee after full repayment of a convertible note.